Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended										9 Months Ended	12 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Apr. 04, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Plant, Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Plant, Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Furniture [Member] Minimum [Member]	Dec. 31, 2012 Furniture [Member] Maximum [Member]	Dec. 31, 2012 Vehicles [Member] Minimum [Member]	Dec. 31, 2012 Vehicles [Member] Maximum [Member]	Dec. 31, 2012 Software Development [Member]	Dec. 31, 2011 Software Development [Member]	Sep. 30, 2013 Regulatory costs [Member]	Dec. 31, 2012 Regulatory costs [Member]	Sep. 30, 2013 Other Non-Operating Expense [Member]	Sep. 30, 2013 Income Tax Expense [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Significant Accounting Policies [Line Items]
Percentage of ownership before acquisition of minority interest						67.50%
Additional ownership interest acquired						32.50%
Percentage of ownership after acquisition of minority interest						100.00%
Consideration paid to the non-controlling interest shareholder						$ 1.4																$ 7.0		$ 236.0
Net income attributable to non-controlling interests						0.02														(1.00)	1.00		2.00	2.00		2.00
Property, plant and equipment, useful lives							15 years	5 years	15 years	3 years	15 years	3 years	15 years	5 years
Net carrying value of software developed or obtained for internal use		451		451		434								4	2									434		249	246
Intangibles, amortization period																3 years	3 years
Percentage of volume growth rate of cash flow						2.00%
Advertising costs																								0.5	0.1	0.5	0.4
Stock split ratio	9.0824
Options to purchase common stock shares			1.3		1.3
Additional options to purchase common stock shares		2.1	2.1	2.1	2.1
Prior period adjustment																		$ 3.8	$ (3.0)